Condensed Interim Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Revenue	$ 54,992,101	$ 52,363,407	$ 117,258,488	$ 102,834,931
Commissions and voyage expenses	(23,279,177)	(24,165,305)	(50,529,301)	(43,688,124)
Vessel operating expenses	(14,878,738)	(16,144,409)	(31,717,026)	(33,411,868)
Depreciation	(8,032,393)	(8,771,091)	(16,262,885)	(17,432,566)
Amortization of deferred drydock expenditure	(1,114,880)	(818,506)	(2,253,643)	(1,651,150)
General and administrative expenses
Corporate	(3,909,557)	(3,729,573)	(7,492,730)	(6,666,022)
Commercial and chartering	(593,059)	(772,135)	(1,649,680)	(1,582,128)
Loss on sale of vessels	(6,592,429)	0	(13,162,192)	0
Interest expense and finance costs	(6,805,234)	(6,640,097)	(13,762,894)	(12,342,088)
Interest income	318,661	152,224	556,999	266,989
Loss before taxes	(9,894,705)	(8,525,485)	(19,014,864)	(13,672,026)
Income tax	(48,300)	(51,646)	(81,920)	(77,726)
Net loss	$ (9,943,005)	$ (8,577,131)	$ (19,096,784)	$ (13,749,752)
Loss per share, basic and diluted	$ (0.30)	$ (0.26)	$ (0.58)	$ (0.42)
Weighted average number of shares outstanding, basic and diluted	33,097,831	32,703,717	33,097,831	32,574,192